Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - Indirect Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,487,347	S/ 4,440,458
Expected credit loss	S/ 35,495	S/ 40,329
Percentage expected credit loss	0.80%	0.90%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,959,441	S/ 3,984,362
Expected credit loss	S/ 8,354	S/ 8,594
Percentage expected credit loss	0.20%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 501,830	S/ 431,039
Expected credit loss	S/ 18,205	S/ 18,492
Percentage expected credit loss	3.60%	4.30%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 26,076	S/ 25,057
Expected credit loss	S/ 8,936	S/ 13,243
Percentage expected credit loss	34.30%	52.90%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 305,529	S/ 240,505
Expected credit loss	S/ 782	S/ 511
Percentage expected credit loss	0.30%	0.20%
Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 264,926	S/ 238,699
Expected credit loss	S/ 309	S/ 382
Percentage expected credit loss	0.10%	0.20%
Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 40,527	S/ 1,726
Expected credit loss	S/ 424	S/ 78
Percentage expected credit loss	1.00%	4.50%
Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 76	S/ 80
Expected credit loss	S/ 49	S/ 51
Percentage expected credit loss	64.50%	63.80%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 652,584	S/ 409,550
Expected credit loss	S/ 640	S/ 292
Percentage expected credit loss	0.10%	0.10%
Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 518,115	S/ 409,193
Expected credit loss	S/ 487	S/ 288
Percentage expected credit loss	0.10%	0.10%
Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 134,469	S/ 357
Expected credit loss	S/ 153	S/ 4
Percentage expected credit loss	0.10%	1.10%
Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 0
Expected credit loss	S/ 0	S/ 0
Percentage expected credit loss	0.00%	0.00%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,260,088	S/ 1,251,799
Expected credit loss	S/ 2,238	S/ 2,691
Percentage expected credit loss	0.20%	0.20%
Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,183,657	S/ 1,200,833
Expected credit loss	S/ 1,486	S/ 1,651
Percentage expected credit loss	0.10%	0.10%
Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 75,946	S/ 50,564
Expected credit loss	S/ 700	S/ 992
Percentage expected credit loss	0.90%	2.00%
Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 485	S/ 402
Expected credit loss	S/ 52	S/ 48
Percentage expected credit loss	10.70%	11.90%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 486,135	S/ 675,670
Expected credit loss	S/ 580	S/ 590
Percentage expected credit loss	0.10%	0.10%
Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 467,018	S/ 565,359
Expected credit loss	S/ 489	S/ 416
Percentage expected credit loss	0.10%	0.10%
Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 19,117	S/ 110,311
Expected credit loss	S/ 91	S/ 174
Percentage expected credit loss	0.50%	0.20%
Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 0
Expected credit loss	S/ 0	S/ 0
Percentage expected credit loss	0.00%	0.00%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,487	S/ 3,210
Expected credit loss	S/ 7	S/ 4
Percentage expected credit loss	0.20%	0.10%
Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,487	S/ 3,190
Expected credit loss	S/ 7	S/ 2
Percentage expected credit loss	0.20%	0.10%
Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 4
Expected credit loss	S/ 0	S/ 0
Percentage expected credit loss	0.00%	0.00%
Agriculture [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 16
Expected credit loss	S/ 0	S/ 2
Percentage expected credit loss	0.00%	12.50%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 155,621	S/ 143,789
Expected credit loss	S/ 135	S/ 89
Percentage expected credit loss	0.10%	0.10%
Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 155,621	S/ 143,789
Expected credit loss	S/ 135	S/ 89
Percentage expected credit loss	0.10%	0.10%
Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 0	S/ 0
Expected credit loss	S/ 0	S/ 0
Percentage expected credit loss	0.00%	0.00%
Electricity Gas Water And Oil [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 64,187	S/ 88,996
Expected credit loss	S/ 290	S/ 662
Percentage expected credit loss	0.50%	0.70%
Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 45,037	S/ 72,809
Expected credit loss	S/ 193	S/ 412
Percentage expected credit loss	0.40%	0.60%
Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 19,150	S/ 16,187
Expected credit loss	S/ 97	S/ 250
Percentage expected credit loss	0.50%	1.50%
Leaseholds and Real Estate Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 568,230	S/ 695,251
Expected credit loss	S/ 17,708	S/ 22,648
Percentage expected credit loss	3.10%	3.30%
Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 412,388	S/ 501,712
Expected credit loss	S/ 4,470	S/ 4,785
Percentage expected credit loss	1.10%	1.00%
Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 130,886	S/ 168,980
Expected credit loss	S/ 4,463	S/ 4,721
Percentage expected credit loss	3.40%	2.80%
Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 24,956	S/ 24,559
Expected credit loss	S/ 8,775	S/ 13,142
Percentage expected credit loss	35.20%	53.50%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 990,486	S/ 931,688
Expected credit loss	S/ 13,115	S/ 12,842
Percentage expected credit loss	1.30%	1.40%
Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 908,192	S/ 848,778
Expected credit loss	S/ 778	S/ 569
Percentage expected credit loss	0.10%	0.10%
Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 81,735	S/ 82,910
Expected credit loss	S/ 12,277	S/ 12,273
Percentage expected credit loss	15.00%	14.80%
Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 559	S/ 0
Expected credit loss	S/ 60	S/ 0
Percentage expected credit loss	10.70%	0.00%